23. Leases - Schedule of Cash Outflow Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Repayment of lease liabilities	€ 521	€ 405	€ 0
Interest on lease liabilities	34	24
Short-term lease payments	70	66
Cash outflow from leasing	€ 625	€ 495
Lease expenses			€ 562